Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
24.	STOCK-BASED COMPENSATION

The following compensation plans were established by Hydro One Limited, however they represent components of compensation costs of Hydro One in current and future periods.

Share Grant Plans

At December 31, 2016, Hydro One Limited had two share grant plans (Share Grant Plans), one for the benefit of certain members of the Power Workers’ Union (the PWU Share Grant Plan) and one for the benefit of certain members of The Society of Energy Professionals (the Society Share Grant Plan). Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with these plans.

The PWU Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the Power Workers’ Union annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU Share Grant Plan begins on July 3, 2015, which is the date the share grant plan was ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as at April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,952,212 Hydro One Limited common shares were granted under the PWU Share Grant Plan relevant to the total share based compensation recognized by Hydro One.

The Society Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of The Society of Energy Professionals annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore the requisite service period for the Society Share Grant Plan begins on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as at September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,367,158 Hydro One Limited common shares were granted under the Society Share Grant Plan relevant to the total share based compensation recognized by Hydro One.

The fair value of the Hydro One Limited 2015 share grants of $111 million was estimated based on the grant date Hydro One Limited share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. No shares were granted under the Share Grant Plans in 2016. Total share based compensation recognized during 2016 was $21 million (2015 – $10 million) and was recorded as a regulatory asset.

A summary of share grant activity under the Share Grant Plans during years ended December 31, 2016 and 2015 is presented below:

Year ended December 31, 2016	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding – January 1, 2016	5,319,370	$20.50
Granted (non-vested)	—	—
Forfeited[1]	(79,692)	$20.50

Share grants outstanding – December 31, 2016	5,239,678	$20.50

[1]	Includes shares forfeited as well as shares transferred corresponding to transfer of employees from an affiliate company.

Year ended December 31, 2015	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding – January 1, 2015	—	—
Granted (non-vested)	5,319,370	$20.50

Share grants outstanding – December 31, 2015	5,319,370	$20.50

Directors’ DSU Plan

Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One Limited’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled.

Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.

Year ended December 31 (number of DSUs)	2016	2015
DSUs outstanding – January 1	20,525	—
DSUs granted	78,558	20,525

DSUs outstanding – December 31	99,083	20,525

For the year ended December 31, 2016, an expense of $2 million (2015 – less than $1 million) was recognized in earnings with respect to the DSU Plan. At December 31, 2016, a liability of $2 million (December 31, 2015 – less than $1 million), related to outstanding DSUs has been recorded at the closing price of Hydro One Limited’s common shares of $23.58 and is included in accrued liabilities on the Consolidated Balance Sheets.

Employee Share Ownership Plan

Effective December 15, 2015, Hydro One Limited established an Employee Share Ownership Plan (ESOP). Under the ESOP, certain eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 50% of the employee’s contributions, up to a maximum Company contribution of $25,000 per calendar year. In 2016, Company contributions made under the ESOP were $2 million (2015—$nil).

Long-term Incentive Plan

Effective August 31, 2015, the Board of Directors of Hydro One Limited adopted an LTIP. Under the LTIP, long-term incentives are granted to certain executive and management employees of Hydro One Limited and its subsidiaries, and all equity-based awards will be settled in newly issued shares of Hydro One Limited from treasury, consistent with the provisions of the plan. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One Limited.

The LTIP provides flexibility to award a range of vehicles, including restricted share units (RSUs), performance share units (PSUs), stock options, share appreciation rights, restricted shares, deferred share units and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance.

During 2016, Hydro One Limited granted awards under its LTIP, consisting of PSUs and RSUs, all of which are equity settled in Hydro One Limited shares, as follows:

Year ended December 31, 2016	Number of PSUs	Number of RSUs
Units outstanding – January 1, 2016	—	—
Units granted	233,710	257,260
Units forfeited	(4,820)	(4,820)

Units outstanding – December 31, 2016	228,890	252,440

The grant date total fair value of the awards was $12 million (2015 – $nil). The compensation expense recognized by the Company relating to these awards during 2016 was $3 million (2015 – $nil).